Equity - Schedule of Changes In Equity (Details)		12 Months Ended
	Jan. 27, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jan. 01, 2022 shares	Jan. 01, 2021 shares	Jan. 01, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)		503,407,783	497,938,845	497,887,721	497,938,845	497,887,721	483,715,049
Share buy-back during the year (in shares)	(24,993,271)	0	(775,501)	(24,993,271)
Issued during the year (in shares)		0	0	31,475,691
RSU vesting (in shares)		5,468,938	826,625	2,094,504
Public warrants
Disclosure of classes of share capital [line items]
Issued during the year (in shares)		5,595,748	0	5,595,748